Business Combination and Asset Acquisition - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 01, 2023	Feb. 08, 2023	Dec. 31, 2024	Dec. 31, 2023
Apex (Bakkt Crypto)
Business Combination [Line Items]
Percentage of issued and outstanding ownership interests acquired	100.00%
Cash consideration paid	$ 55.0
Cash paid for working capital and cash	11.8
Contingent consideration	2.9		$ 0.0	$ 0.0
Revenue generated by acquiree			725.9
Net loss generated by acquiree				39.9
Pro forma revenue, net			1,225.5	3,127.7
Pro forma net loss			$ 219.5	$ 2,004.1
Cash consideration	80.2
Apex (Bakkt Crypto) | Maximum
Business Combination [Line Items]
Estimated fair value of Class A common stock contingent consideration	100.0
Apex (Bakkt Crypto) | Class A Common Stock
Business Combination [Line Items]
Class A common stock at transaction close	10.5
Estimated fair value of Class A common stock contingent consideration	$ 2.9
Bumped
Business Combination [Line Items]
Percentage of issued and outstanding ownership interests acquired		100.00%
Cash consideration		$ 0.6